Miller Income Fund
Schedule of Investments (Unaudited)
December 31, 2022
SECURITY			SHARES	VALUE
COMMON STOCKS - 79.4%

CONSUMER DISCRETIONARY - 8.8%
Specialty Retail - 8.8%
Buckle Inc/The			214,200	$9,713,970
Camping World Holdings, Inc.			67,000	1,495,440
Chico's FAS Inc. *			750,000	3,690,000
TOTAL CONSUMER DISCRETIONARY				14,899,410

CONSUMER STAPLES - 5.2%
Personal Products - 2.2%
Medifast, Inc.			31,500	3,633,525
Tobacco - 3.0%
British American Tobacco Plc			130,000	5,157,346
TOTAL CONSUMER STAPLES				8,790,871

ENERGY - 6.1%
Oil, Gas & Consumable Fuels - 6.1%
Alliance Resource Partners LP			276,000	5,608,320
Chesapeake Energy Corp.			50,000	4,718,500
TOTAL ENERGY				10,326,820

FINANCIALS - 18.9%
Banks - 0.0%
Sberbank of Russia PJSC - ADR * (b)(c)			2,532,000	-
Total Banks				-
Capital Markets - 11.0%
Apollo Global Management Inc.			66,000	4,210,140
Artisan Partners Asset Management, Inc.			63,000	1,871,100
B Riley Financial, Inc.			87,500	2,992,500
Lazard Ltd., Class A Shares			127,200	4,410,024
Sculptor Capital Management Inc.			362,400	3,138,384
T Rowe Price Group, Inc.			19,175	2,091,225
Total Capital Markets				18,713,373
Consumer Finance - 3.8%
OneMain Holdings Inc.			192,700	6,418,837
Diversified Financial Services - 4.1%
Jackson Financial, Inc.			198,000	6,888,420
TOTAL FINANCIALS				32,020,630

HEALTH CARE - 9.4%
Pharmaceuticals - 9.4%
Organon & Co.			230,000	6,423,900
Viatris Inc.			851,000	9,471,630
TOTAL HEALTH CARE				15,895,530

INDUSTRIALS - 5.4%
Commercial Services & Supplies - 5.4%
Public Policy Holding Co, Inc.			4,086,692	7,188,618
Quad/Graphics Inc. *			487,800	1,990,224
TOTAL INDUSTRIALS				9,178,842

SECURITY			SHARES	VALUE
MATERIALS - 13.8%
Chemicals - 4.0%
Chemours Co/The			219,000	$6,705,780
Construction Materials - 4.9%
HeidelbergCement AG			146,000	8,326,871
Metals & Mining - 4.9%
Alrosa PJSC * (b)(c)			2,978,100	-
Vale SA - ADR			494,000	8,383,180
Total Metals & Mining				8,383,180
TOTAL MATERIALS				23,415,831

REAL ESTATE - 11.8%
Equity Real Estate Investment Trusts (REITs) - 11.8%
CTO Realty Growth, Inc.			381,900	6,981,132
GEO Group Inc/The *			300,000	3,285,000
Medical Properties Trust, Inc.			582,000	6,483,480
Simon Property Group, Inc.			29,000	3,406,920
TOTAL REAL ESTATE				20,156,532
TOTAL COMMON STOCKS (Cost - $144,384,554)				134,684,466

	RATE	MATURITY DATE	FACE AMOUNT
CONVERTIBLE BOND - 0.5%
INFORMATION TECHNOLOGY - 0.5%
Software - 0.5%
MicroStrategy, Inc.	0.750%	12/15/25	1,900,000	892,464
TOTAL CONVERTIBLE BOND (Cost - $1,900,000)				892,464

CORPORATE BOND - 19.9%
COMMUNICATION SERVICES - 2.1%
Radio and Television Broadcasting - 2.1%
iHeartCommunications, Inc.	8.375%	5/1/27	4,200,000	3,585,750
TOTAL COMMUNICATION SERVICES				3,585,750

CONSUMER DISCRETIONARY - 1.9%
Specialty Retail - 1.7%
Carvana Co. (a)	10.250%	5/1/30	6,000,000	2,895,000
Textiles, Apparel & Luxury Goods - 0.2%
G-III Apparel Group Ltd. (a)	7.875%	8/15/25	320,000	300,000
TOTAL CONSUMER DISCRETIONARY				3,195,000

HEALTH CARE - 6.4%
Pharmaceuticals - 6.4%
Columbia Care, Inc.	9.500%	2/3/26	10,000,000	9,975,000
Endo International PLC (a)	6.000%	6/30/28	15,352,000	882,740
TOTAL HEALTH CARE				10,857,740

INDUSTRIALS - 8.0%
Commercial Services & Supplies - 8.0%
GEO Group Inc/The	10.500%	6/30/28	8,291,000	8,425,729
Pitney Bowes Inc. (a)	7.250%	3/15/29	6,600,000	5,189,250
Total Commercial Services & Supplies				13,614,979
TOTAL INDUSTRIALS				13,614,979

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
INFORMATION TECHNOLOGY - 1.5%
Software - 1.5%
MicroStrategy, Inc. (a)	6.125%	6/15/28	3,500,000	2,509,062
TOTAL INFORMATION TECHNOLOGY				2,509,062
TOTAL CORPORATE BONDS (Cost - $47,490,293)				33,762,531
			SHARES
RIGHTS - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Ultra Resources Escrow Position * (b)(c)			11,195	-
TOTAL RIGHTS (Cost - $0)				-

TOTAL INVESTMENTS - 99.8% (Cost - $193,774,847)				169,339,461
Other Assets in Excess of Liabilities - 0.2%				266,776
TOTAL NET ASSETS - 100.0%				169,606,237

ADR - American Depositary Receipt
PJSC - Public Joint-Stock Company
PLC - Public Limited Company
LP - Limited Partnership
* Non-income producing security.

(a) Security was purchased to rule 144 under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.  At December 31, 2022, the value of these securities totaled $11,776,052 or 6.9% of net assets.

(b) Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 2).
(c) Restricted security.
The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Notes to Schedule of Investments (unaudited)

Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices quoted. Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Miller Value Partners, LLC (the “Adviser”) under procedures established by and under the general supervision and responsibility of the Board.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad categories as defined below:

Level 1
 - Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2
 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3	- Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as of December 31, 2022:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL

Investments (a)
Common Stocks	$134,684,466	$-	$-	(b)	$134,684,466
Convertible Bond	-	892,464	-		892,464
Corporate Bonds	-	33,762,531	-		33,762,531
Rights	-	-	-	(c)	-
Total Investments	$134,684,466	$34,654,995	$-		$169,339,461

(a)	See Schedule of Investments for additional detailed categorizations.
(b)
Russia’s invasion of Ukraine has led to unprecedented market and policy responses of governments and regulators around the world. As a result there is no functioning or orderly market to the facilitate the liquidation of any Russian-based securities held by the Fund. As a result, the Russian securities held in the Fund are deemed illiquid and considered worthless.

(c)	Valued at zero.